Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 5,529		$ 6,683
Allowance for doubtful accounts	(8)		(276)
Accounts receivable, net	$ 5,521	$ 181	$ 6,407